Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 1,994	$ 1,837
Share-based payments	258	351
Key management personnel compensation	$ 2,252	$ 2,188